UNSECURED NOTES PAYABLE (Tables)	12 Months Ended
Mar. 31, 2022
Unsecured Notes Payable
Schedule of notes payable

	CURRENT	CURRENT	NON-CURRENT
(In thousands)	PPL	iOx	SalvaRx	Total

Balance, April 1, 2020	$200	$100	$3,361	$3,661
Repayment	–	–	(1,020)	(1,020)
Amortization of debt discount	–	–	76	76
Value of notes exchanged in warrant exercise	–	–	(2,640)	(2,640)
Settlement in connection with disposition of PPL	(200)	–	–	(200)
Loss on extinguishment of debt	–	–	223	223
Proceeds from loan payable	–	50	–	50
Balance, March 31, 2021	$–	$150	$–	$150
Exchange of notes payable and accrued interest for iOx shares	–	(150)	–	(150)
Balance, March 31, 2022	$–	$–	$–	$–